Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 18
Range of Exercise Prices, Upper Range	$ 51
Options outstanding	86,803,492
Options outstanding, Weighted-average remaining contractual life (in years)	5.2
Options outstanding, Weighted-average exercise price	$ 33.32
Options exercisable	60,158,853	[1]	62,801,038	65,703,148
Options exercisable, Weighted-average exercise price	$ 35.21	[1]	$ 37.93	$ 38.96
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 18
Range of Exercise Prices, Upper Range	$ 31
Options outstanding	43,343,651
Options outstanding, Weighted-average remaining contractual life (in years)	6.5
Options outstanding, Weighted-average exercise price	$ 26.05
Options exercisable	20,108,983	[1]
Options exercisable, Weighted-average exercise price	$ 24.96	[1]
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 31
Range of Exercise Prices, Upper Range	$ 41
Options outstanding	22,879,675
Options outstanding, Weighted-average remaining contractual life (in years)	3.8
Options outstanding, Weighted-average exercise price	$ 37.03
Options exercisable	22,004,630	[1]
Options exercisable, Weighted-average exercise price	$ 36.93	[1]
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 41
Range of Exercise Prices, Upper Range	$ 51
Options outstanding	20,580,166
Options outstanding, Weighted-average remaining contractual life (in years)	3.9
Options outstanding, Weighted-average exercise price	$ 44.51
Options exercisable	18,045,240	[1]
Options exercisable, Weighted-average exercise price	$ 44.52	[1]

[1]	At Dec. 31, 2010 and 2009, 62,801,038 and 65,703,148 options were exercisable at an average price per common share of $37.93 and $38.96, respectively.